NATURE OF BUSINESS (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 28, 2019 $ / shares	Dec. 12, 2018 USD ($) $ / shares	Apr. 30, 2019 USD ($) vessel shares	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2019 vessel $ / shares	Jun. 19, 2019 vessel	Jun. 05, 2019 $ / shares	Jun. 04, 2019 $ / shares	Apr. 08, 2019 vessel	Jan. 27, 2019 $ / shares	Dec. 31, 2018 vessel $ / shares	Dec. 11, 2018 $ / shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of vessels under operations					23						10
Number of PSVs				10	10	10			10		10
Number of AHTS vessels					2
Number of crew boats					11
Nature of Business [Line Items]
Common stock issued value | $				$ 48,336
Reverse stock split conversion ratio	0.1
Common shares, par value (in dollars per share) | $ / shares	$ 0.10				$ 0.01		$ 0.01	$ 0.10		$ 0.01	$ 0.10	$ 0.10
SOHI Transaction
SOHI Transaction
Total number of vessels acquired			13
Number of AHTS vessels acquired			2
Number of crew boats acquired			11
Shares issued in asset acquisition (in shares) | shares			8,126,219
Debt assumed | $			$ 9,000
Private Placement
Nature of Business [Line Items]
Share price (in dollars per share) | $ / shares											4.20
Private Placement | SOI
Nature of Business [Line Items]
Common stock issued value | $		$ 5,000
Share price (in dollars per share) | $ / shares		$ 4.20									$ 4.20